Columbia Seligman Premium Technology Growth Fund, Inc.
First Quarter Report
March 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Seligman Premium Technology Growth Fund, Inc., March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.1%
Issuer	Shares	Value ($)
Communication Services 9.7%
Interactive Media & Services 9.6%
Alphabet, Inc., Class A(a)	103,127	29,655,200
Alphabet, Inc., Class C	51,636	14,812,303
Match Group, Inc.	289,300	8,884,403
Meta Platforms, Inc., Class A(a)	10,414	5,958,162
Pinterest, Inc., Class A(b)	390,633	7,164,209
TripAdvisor, Inc.(b)	127,406	1,358,148
Total		67,832,425
Media 0.1%
NIQ Global Intelligence PLC(b)	57,426	652,934
Total Communication Services		68,485,359
Consumer Discretionary 2.9%
Broadline Retail 2.3%
Amazon.com, Inc.(b)	38,472	8,012,563
eBay, Inc.(a)	84,687	7,708,211
Total		15,720,774
Hotels, Restaurants & Leisure 0.6%
Airbnb, Inc., Class A(b)	34,564	4,364,742
Total Consumer Discretionary		20,085,516
Financials 4.0%
Financial Services 4.0%
Block, Inc., Class A(b)	84,337	5,075,401
Global Payments, Inc.	157,757	10,617,046
Visa, Inc., Class A(a)	42,327	12,792,912
Total		28,485,359
Total Financials		28,485,359
Industrials 10.8%
Electrical Equipment 9.4%
Bloom Energy Corp., Class A(a),(b)	486,084	65,859,521
Ground Transportation 1.4%
Lyft, Inc., Class A(b)	757,642	10,076,639
Total Industrials		75,936,160
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 69.3%
Communications Equipment 4.0%
Arista Networks, Inc.(b)	86,383	10,606,105
Cisco Systems, Inc.	167,992	13,034,499
F5, Inc.(b)	16,300	4,716,079
Total		28,356,683
Electronic Equipment, Instruments & Components 1.5%
Advanced Energy Industries, Inc.(a)	25,554	8,246,532
Coherent Corp.(b)	11,667	2,779,196
Total		11,025,728
IT Services 3.8%
EPAM Systems, Inc.(b)	8,972	1,214,809
GoDaddy, Inc., Class A(b)	145,318	12,013,439
Wix.com Ltd.(b)	148,379	13,364,496
Total		26,592,744
Semiconductors & Semiconductor Equipment 37.0%
Applied Materials, Inc.(a)	91,579	31,300,787
Broadcom, Inc.(a)	104,231	32,260,536
Lam Research Corp.(a)	245,261	52,402,465
Marvell Technology, Inc.(a)	373,626	37,007,655
NVIDIA Corp.(a)	194,638	33,944,867
NXP Semiconductors NV	38,649	7,608,442
ON Semiconductor Corp.(b)	110,819	6,861,913
QUALCOMM, Inc.	43,885	5,651,510
Renesas Electronics Corp.	526,800	7,531,781
Semtech Corp.(b)	132,527	10,190,001
Synaptics, Inc.(b)	170,207	11,921,298
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	27,747	9,377,099
Teradyne, Inc.(a)	50,572	14,992,575
Total		261,050,929
Software 12.0%
Adeia, Inc.	304,453	7,316,006
Atlassian Corp., Class A(b)	9,700	662,025
BILL Holdings, Inc.(b)	55,504	2,125,803
Check Point Software Technologies Ltd.(b)	16,387	2,340,883
CyberArk Software(b),(c),(d),(e)	3,873	174,285

Columbia Seligman Premium Technology Growth Fund, Inc.  | 2026

Portfolio of Investments  (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
DocuSign, Inc.(b)	75,040	3,557,646
Five9, Inc.(b)	37,039	561,882
Gen Digital, Inc.	442,028	8,323,387
Intuit, Inc.	8,458	3,657,070
Microsoft Corp.(a)	56,725	20,997,893
Oracle Corp.	27,786	4,087,599
Palo Alto Networks, Inc.(b)	36,323	5,823,303
RingCentral, Inc., Class A	133,942	4,981,303
Salesforce, Inc.	37,946	7,083,380
ServiceNow, Inc.(b)	19,000	1,986,450
Synopsys, Inc.(b)	12,745	5,053,138
Tenable Holdings, Inc.(b)	191,436	3,238,140
Trimble, Inc.(b)	41,400	2,700,522
Total		84,670,715
Technology Hardware, Storage & Peripherals 11.0%
Apple, Inc.(a)	83,114	21,093,502
Dell Technologies, Inc.(a)	16,800	2,757,384
Hewlett Packard Enterprise Co.	433,882	10,330,730
NetApp, Inc.	109,174	11,178,326
Western Digital Corp.(a)	119,185	32,238,351
Total		77,598,293
Total Information Technology		489,295,092
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.4%
Electric Utilities 0.4%
American Electric Power Co., Inc.	21,967	2,879,434
Total Utilities		2,879,434
Total Common Stocks (Cost $324,462,668)		685,166,920

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(f),(g)	21,189,690	21,181,214
Total Money Market Funds (Cost $21,182,781)		21,181,214
Total Investments in Securities (Cost: $345,645,449)		706,348,134
Other Assets & Liabilities, Net		(753,427)
Net Assets		705,594,707
At March 31, 2026, securities and/or cash totaling $200,839,238 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Advanced Energy Industries, Inc.	Morgan Stanley	USD	(1,903,989)	(59)	360.00	04/17/2026	(36,866)	(32,450)
Applied Materials, Inc.	Morgan Stanley	USD	(5,092,671)	(149)	490.00	06/18/2026	(157,788)	(43,955)
Bloom Energy Corp.	Morgan Stanley	USD	(1,707,174)	(126)	210.00	05/15/2026	(93,426)	(49,455)
Bloom Energy Corp.	Morgan Stanley	USD	(5,121,522)	(378)	200.00	05/15/2026	(336,978)	(189,945)
Bloom Energy Corp.	Morgan Stanley	USD	(6,855,794)	(506)	260.00	06/18/2026	(808,176)	(173,305)
Dell Technologies, Inc.	Morgan Stanley	USD	(1,230,975)	(75)	185.00	04/17/2026	(15,388)	(9,412)
Dell Technologies, Inc.	Morgan Stanley	USD	(1,395,105)	(85)	180.00	04/17/2026	(41,883)	(17,255)
Lam Research Corp.	Morgan Stanley	USD	(6,644,826)	(311)	370.00	06/18/2026	(155,981)	(24,569)
Meta Platforms, Inc.	Morgan Stanley	USD	(1,315,899)	(23)	705.00	04/17/2026	(12,166)	(472)
NASDAQ 100 Index	Morgan Stanley	USD	(339,484,717)	(143)	25,400.00	04/17/2026	(2,087,296)	(193,765)
Teradyne, Inc.	Morgan Stanley	USD	(6,047,784)	(204)	440.00	05/15/2026	(206,797)	(56,100)
Western Digital Corp.	Morgan Stanley	USD	(3,678,664)	(136)	360.00	04/17/2026	(52,525)	(12,444)
Western Digital Corp.	Morgan Stanley	USD	(3,678,664)	(136)	350.00	04/17/2026	(67,907)	(16,932)
Total							(4,073,177)	(820,059)
Columbia Seligman Premium Technology Growth Fund, Inc.  | 2026

Portfolio of Investments  (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., March 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(b)	Non-income producing investment.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Directors. At March 31, 2026, the total value of these securities amounted to $174,285, which represents 0.02% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At March 31, 2026, the total market value of these securities amounted to $174,285, which represents 0.02% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
CyberArk Software	02/11/2026	3,873	174,285	174,285

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	9,750,624	40,281,304	(28,849,147)	(1,567)	21,181,214	317	199,213	21,189,690
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent shareholder report.

Columbia Seligman Premium Technology Growth Fund, Inc.  | 2026

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1QT221_(05/26)